Credit Risk and Major Customers (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Schedule of accounts receivable concentration of credit risk
	As of December 31,	As of December 31,
	2021	2020
Customer A	* %	19%
Customer B	13%	* %
Customer C	13%	* %
Customer D	11%	10%
Customer E	* %	24%

	For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
	2021		2020		2019
Supplier N	22%		*	%	*	%
Supplier O	13%		*	%	*	%
Supplier P	*	%	28%		*	%
Supplier Q	*	%	44%		18%
Supplier R	*	%	*	%	45%

	For the year ended December 31,		For the year ended December 31,	For the year ended December 31,
	2021		2020	2019
Customer F	11%		* %	*	%
Customer G	*	%	* %	16%
Customer H	32%		* %	*	%
Customer D	*	%	20%	*	%
Customer J	*	%	18%	*	%
Customer E	*	%	12%	*	%
Customer K	*	%	10%	*	%
Customer L	*	%	10%	*	%
Customer M	*	%	10%	*	%

*	Less than 10%